INTEREST AND OTHER FINANCE COSTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest And Other Financing Costs [Abstract]
Interest	$ 427.1	$ 323.9
Prepayment penalties for early note redemption		49.3
Amortization of deferred financing costs	13.8	21.7
Accretion of landfill closure and post-closure obligations	20.1	14.4
Other finance costs	28.3	23.2
Interest and other finance costs	$ 489.3	$ 432.5